ACCOUNTING POLICIES - SHARE-BASED (Details)	6 Months Ended			11 Months Ended	12 Months Ended
	Jul. 02, 2018	Jul. 03, 2017	Jul. 01, 2016	Dec. 03, 2014	Dec. 31, 2018
Restricted Stocks Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement	1	1	2	2	6